Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,631,000
Previously Paid Amount	0.00
Total Fee Amount	249.71
Total Offset Amount	0.00
Net Fee	249.71
Narrative - Max Aggregate Offering Price	$ 1,631,000
Final Prospectus	true